Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before tax	€ 878,629	€ 817,103	€ 725,842
Adjustments for:	409,766	569,960	454,378
Amortization and depreciation	321,533	302,455	228,609
Other adjustments:	88,233	267,505	225,769
(Profit) / losses on equity accounted investments	(80,965)	30,566	11,038
Impairment of assets and net provision charges	(17,148)	(19,518)	(23,657)
(Profit) / losses on disposal of fixed assets	1,067	1,399	(6,700)
Government grants taken to income	(1,683)	(1,388)	(1,166)
Finance cost / (income)	170,535	255,841	232,962
Other adjustments	16,427	605	13,292
Change in operating assets and liabilities	106,283	(481,537)	(112,639)
Change in inventories	164,631	(323,748)	(231,670)
Change in trade and other receivables	(35,429)	(99,374)	(13,141)
Change in current financial assets and other current assets	(20,600)	(13,871)	(3,092)
Change in current trade and other payables	(2,319)	(44,544)	135,264
Other cash flows used in operating activities	(284,342)	(336,593)	(330,153)
Interest paid	(155,788)	(236,179)	(225,146)
Interest recovered	3,773	9,487	6,862
Income tax (paid) / received	(131,510)	(107,797)	(111,585)
Other recovered (paid)	(817)	(2,104)	(284)
Net cash from operating activities	1,110,336	568,933	737,428
Cash flows from investing activities
Payments for investments	(858,387)	(551,497)	(852,536)
Group companies, associates and business units (notes 3, 2 (b) and 11)	(468,589)	(119,745)	(524,081)
Property, plant and equipment and intangible assets	(362,560)	(412,305)	(307,722)
Property, plant and equipment	(280,154)	(310,383)	(231,983)
Intangible assets	(82,406)	(101,922)	(75,739)
Other financial assets	(27,238)	(19,447)	(20,733)
Proceeds from the sale of investments	272	2,708	70,669
Property, plant and equipment	272	2,708	550
Other financial assets			70,119
Net cash used in investing activities	(858,115)	(548,789)	(781,867)
Cash flows from financing activities
Proceeds from and payments for financial liability instruments	(243,373)	(7,515)	37,418
Issue	108,541	120,079	179,350
Redemption and repayment	(351,914)	(127,594)	(141,932)
Dividends and interest on other equity instruments	(103,075)	(234,271)	(275,783)
Dividends paid	(113,230)	(238,740)	(278,841)
Dividends received	10,155	4,469	3,058
Other cash flows from / (used in) financing activities	(7,953)	(90,552)	4,661
Financing costs included on the amortised costs of the debt	(9,227)	(84,346)
Other amounts from / (used in) financing activities	1,274	(6,206)	4,661
Transaction with minority interests with no loss of control (note 3)		(18)	386,207
Net cash from/(used in) financing activities	(354,401)	(332,356)	152,503
Effect of exchange rate fluctuations on cash	(60,155)	20,402	39,207
Net increase in cash and cash equivalents	(162,335)	(291,810)	147,271
Cash and cash equivalents at beginning of the year	741,982	1,033,792	886,521
Cash and cash equivalents at year end	€ 579,647	€ 741,982	€ 1,033,792